Provisions for tax and labor risks (Details - Textual) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Provisions
Possible losses recognized		$ 1,326	$ 1,760
Possible losses not recognized		1,076	1,987
Labor
Provisions
Possible losses recognized	[1]	720	991
Possible losses not recognized	[1]	1,076	1,987
Labor | Box 1824
Provisions
Possible losses recognized		1,000	1,867
Possible losses not recognized		$ 521	$ 942

[1]	Mostly related to labor risks associates with a prior business combination. As of December 31, 2024, the amount recognized was US$ 1,000 (US$ 1,867 as of December 31, 2023) and the amount of US$ 521 as of December 31, 2024 (US$ 942 as of December 31, 2023) was related to possible losses which have not been recognized.